CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents (including amounts of consolidated variable interest entities of $1,661 as of December 31, 2016)	$ 4,178	$ 82,124
Restricted cash	9,059	83,191
Accounts receivable, net	45,609	73,383
Accounts receivable, related parties	7
Notes receivable	3,932	3,541
Costs and estimated earnings in excess of billings on uncompleted contracts, net	17,289	32,426
Inventories, net (including amounts of consolidated variable interest entities of $4 as of December 31, 2016)	12,266	27,245
Project assets	27,980	35,355
Prepaid expenses and other current assets, net (including amounts of consolidated variable interest entities of $2,192 as of December 31, 2016)	24,837	41,197
Other receivable, related parties, net	36	2,589
Finance lease receivable	9,140	12,518
Total current assets	154,333	393,569
Intangible assets	2,931	4,526
Goodwill		75,969
Accounts receivable, noncurrent	6,177	7,463
Other receivable, noncurrent (including amounts of consolidated variable interest entities of $636 as of December 31, 2016)	6,848	550
Notes receivable, noncurrent	5,348	6,399
Property, plant and equipment, net (including amounts of consolidated variable interest entities of $25 as of December 31, 2016)	126,985	125,793
Project assets, noncurrent	29,749	60,371
Derivative asset		2,328
Investment in affiliates	2,214	13,950
Deferred tax assets, net	1,025	848
Finance lease receivable, noncurrent	26,208	17,804
Total assets	361,818	709,570
Current liabilities:
Accounts payable (including amounts of consolidated variable interest entities without recourse to the Company of $78 as of December 31, 2016)	69,643	97,803
Accounts payable, related parties	4,389	5,128
Notes payable	2,650	34,301
Accrued liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $1,222 as of December 31, 2016)	16,574	26,741
Income taxes payable	3,089	4,002
Advance from customers	17,647	19,693
Short-term borrowings and current portion of long-term borrowings	84,134	160,400
Convertible bonds	55,000	54,062
Other current liabilities, related parties	301	42
Other current liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $6,090 as of December 31, 2016)	71,217	71,379
Financing and capital lease obligations current portion	5,884
Total current liabilities	330,528	473,551
Financing and capital lease obligations	21,603	8,796
Long-term borrowings, excluding current portion	15,093	4,451
Deferred tax liabilities, net	4,031	4,199
Other noncurrent liabilities	2,291	2,015
Commitments and contingencies	1,200
Total liabilities	374,746	493,012
Sharekholders' equity (deficit):
Ordinary shares, par $0.000001, 50,000,000,000 shares authorized, 641,665,172 and 639,065,172 shares issued and outstanding, respectively	64	64
Additional paid in capital	482,470	475,492
Accumulated other comprehensive loss	(32,744)	(16,509)
Accumulated deficit	(466,764)	(246,068)
Total equity (deficit) attributable to the shareholders of SPI Energy Co., Ltd.	(16,974)	212,979
Noncontrolling interests	4,046	3,579
Total shareholders' equity (deficit)	(12,928)	216,558
Total liabilities and shareholders' equity (deficit)	$ 361,818	$ 709,570